Business Acquisitions and Disposal (Tables)	12 Months Ended
Dec. 31, 2025
Business Acquisitions and Disposal [Abstract]
Schedule of Purchase Price for the Acquisition	The purchase price for the acquisition was allocated as follows:
Amount (’000)
$
Net liabilities acquired	$(2,265)
Amortizable intangible assets
Developed Technology	4,492
Goodwill	12,208
Deferred tax liabilities	(1,143)
Noncontrolling interests	(6,513)
Total	$6,779

Total purchase price consisted of:
- cash consideration (paid in fiscal 2021)	3,250
- share-based consideration (18,275 of the Group’s ordinary shares)	1,860
- contingent considerations	1,669
Total	$6,779

Schedule of Deconsolidation of Entity

The loss on the deconsolidation of HHE was calculated as below for the year ended December 31, 2022:

Amount
$’000
The fair value of the consideration received	$-
Carrying value of non-controlling interest prior to the deconsolidation	1,926
Less: Net assets of HHE derecognized on deconsolidation	7,317
Loss from deconsolidation	(5,391)
Derecognition of contingent liabilities recognized during the acquisition	1,781
Net loss on deconsolidation	$(3,610)

The gain on the deconsolidation of Targeted Business was calculated as below for the year ended December 31, 2025:

Amount
$’000
The fair value of the consideration received	$26,451
Less: Net assets of Targeted Business on disposal	5,168
Net gain on disposal	$21,283